Earnings/(loss) per ordinary share	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Earnings/(loss) per ordinary share
10. Earnings/(loss) per ordinary share

	2021	2020	2019
Basic earnings/(loss) per ordinary share
Profit/(loss) available for equity holders ($m)	266	(260)	385
Basic weighted average number of ordinary shares (millions)	183	182	183
Basic earnings/(loss) per ordinary share (cents)	145.4	(142.9)	210.4

Diluted earnings/(loss) per ordinary share
Profit/(loss) available for equity holders ($m)	266	(260)	385
Diluted weighted average number of ordinary shares (millions)	184	182	184
Diluted earnings/(loss) per ordinary share (cents)	144.6	(142.9)	209.2

Diluted weighted average number of ordinary shares is calculated as:
Basic weighted average number of ordinary shares (millions)	183	182	183
Dilutive potential ordinary shares (millions)	1	–	1
	184	182	184
The effect of the notional exercise of outstanding ordinary share awards was anti-dilutive in 2020 and therefore was not included in the diluted earnings per share calculation.